Significant Accounting Policies - Summary of Details of the Company's subsidiary (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of subsidiaries [line items]
Date of Incorporation	Apr. 30, 2014
Percent of Ownership Interest	100.00%
Accounting Method	Fully consolidated